CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Share capital [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2011	$ 10,392	$ 250		$ 60,754	$ (197)	$ (50,415)
Balance, shares at Dec. 31, 2011		6,415,698
Share-based compensation	672			672
Exercise of options	45	1		44
Exercise of options, shares		34,082
Net income (loss)	(5,987)					(5,987)
Other comprehensive loss	(125)				(125)
Balance at Dec. 31, 2012	4,997	251		61,470	(322)	(56,402)
Balance, shares at Dec. 31, 2012		6,449,780
Issuance of shares and warrants, net of issuance expenses of $ 35 (private placement)	3,424	68		3,356
Issuance of shares and warrants, net of issuance expenses of $ 35 (private placement), shares		1,239,639
Share-based compensation	499			499
Exercise of warrants	256	4		252
Exercise of warrants, shares		73,333
Exercise of options	226	12		214
Exercise of options, shares		184,588
Net income (loss)	(1,420)					(1,420)
Other comprehensive loss	(483)				(483)
Balance at Dec. 31, 2013	7,499	335		65,791	(805)	(57,822)
Balance, shares at Dec. 31, 2013	7,940,340	7,947,340
Share-based compensation	579			579
Exercise of warrants	21		[1]	21
Exercise of warrants, shares		5,974
Exercise of options	1,694	26		1,668
Exercise of options, shares	79,307	493,993
Net income (loss)	726					726
Other comprehensive loss	(257)				(257)
Balance at Dec. 31, 2014	$ 10,262	$ 361		$ 68,059	$ (1,062)	$ (57,096)
Balance, shares at Dec. 31, 2014	8,447,307	8,447,307

[1]	Represent an amount lower than $1.